Offerings - Offering: 1	Aug. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.4 per share
Amount Registered | shares	2,551,179
Proposed Maximum Offering Price per Unit	0.4755
Maximum Aggregate Offering Price	$ 1,213,085.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 167.53
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions.

Represents Class A Ordinary Shares reserved for issuance upon the exercise of options that may be granted under the plan to which this Registration Statement relates.

The fee is based on the additional number of Class A Ordinary Shares which may be issued under the Registrant’s 2023 Employee Share Option Plan, as amended, this Registration Statement on Form S-8 relates to and is estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low sales price of DDC Enterprise Limited’s Class A Ordinary Shares as reported on the NYSE American on August 10, 2026.